CRITICAL AUDIT MATTERS	12 Months Ended
Dec. 31, 2019
CRITICAL AUDIT MATTERS
NOTE 13 - CRITICAL AUDIT MATTERS
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Under its accounting category, “Marketing Expenses”, the Company paid $3,065,069 to a privately-held, unaffiliated marketing communications agency during 2019 in a series of 177 transactions. The transactions were not conducted under an overall contract but each was paid against an individual invoice. Although requested by the audit, the Company was unable to supply the audit with:

•	Copies of the 177 invoices for the payments made to the agency during 2019.
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Proof of all work done, including the individual names, hourly rates and amount of time charged by each professional performing work for the Company, a profile per professional performing the work (including educational qualifications and past experiences) and a list of the work done by each professional for other clients.

•	A comparison of the rates charged by the agency versus market area rates charged by other firms for similar services.
•	A list of open invoices as of year-end, December 31, 2019.

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Although requested by the audit, other than copies of the court case filings by the Company for $649,311.73 against T1 Payment, LLC, a merchant services provider, for non-payment of accounts receivable owed to the Company, the Company did not provide the audit with details of the individual transactions supporting its claim against the merchant services provider. (See following paragraph, First Capital Venture Co. VS T1 Payments, LLC et al., Case No. CACE-20-006914, UCN 062020CA006914AXXXCE, 17th Judicial Circuit in and Broward County, Florida.)

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During 2019, the Company paid $479,331 under its accounting category, Trade Show Materials, and $134,930 under its accounting category, “Trade Show Set Up Expenses”. Although requested by the audit, as it pertains to these expenses, the Company did not provide the following details to the audit:

•	The schedule of trade shows, their location and dates, as attended by the Company.

•	Budgets versus summary of actual expenses detailed for each trade show attended, and consequently any explanations for any variances between budget versus actual expense per trade show.

•	Sales comparisons versus sales expectations per trade show and any supporting documents or worksheets.

•	The amount of discounts earned on fees per trade show as the result of early payment of such fees by the Company.